Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Abstract]
Fair Value of Contracts, Beginning of Year	$ (986)	$ (291)
Fair Value of Contracts Realized During the Year	1,554	200
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(305)	(929)
Unamortized (Amortized) Premium on Put Options	(16)	16
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(87)	18
Fair Value of Contracts, End of Year	$ 160	$ (986)